Intangible Assets - Reconciliation of Crypto Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Crypto Asset [Roll Forward]
Beginning balance at fair value	$ 96,000
Gain from changes in fair value	24,616
Ending balance	$ 120,839